OPTIONS	12 Months Ended
Jun. 30, 2019
OPTIONS
OPTIONS

20.OPTIONS

The fair value of options granted under an Employee Option Plan is recognised as an employee benefit expense with a corresponding increase in equity. The fair value is measured at grant date and recognized over the vesting period over which all of the specified vesting conditions are to be satisfied. The fair value at grant date is determined by management with the assistance of an independent valuer, using a Black-Scholes option pricing model or a Monte Carlo simulation analysis. The total amount to be expensed is determined by reference to the fair value of the options granted;

•	including any market performance conditions (e.g. the entities share price)
•	excluding the impact of any service and non-market performance vesting conditions (e.g. remaining an employee over a specified time period)

The cumulative employee benefits expense recognised at each reporting date until vesting date reflects (i) the extent to which the vesting period has expired; and (ii) the number of awards that, in the opinion of the Directors of the Group, will ultimately vest. This opinion is formed based on the best information available at balance date.

Where the terms of an equity-settled award are modified, as a minimum an expense is recognised as if the terms had not been modified. In addition, an expense is recognised for any increase in the value of the transaction as a result of the modification, as at the date of modification. Where appropriate, the dilutive effect of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share. The Company’s policy is to treat the options of terminated employees as forfeitures.

On November 30, 2001, the Directors of the Company established a Staff Share Plan. On November 19, 2008, the shareholders of the Company approved the introduction of a new Employee Option Plan. Under the terms of the respective Plans, the Directors may, at their discretion, grant options over the ordinary shares in the Genetic Technologies Limited to executives, consultants, employees, and former Non-Executive Directors, of the Company.

During the year 16,000,000 options over ordinary shares were granted pursuant the Employee Option Plan. The following information relates to ordinary shares granted pursuant to the Employee Option Plan at no cost for year ended 30 June 2019;

Set out below are summaries of all listed and unlisted options, including ESOP:

	Ave. exercise price	Number of options and
	per option	performance rights
As at 1 July	$0.017	55,102,778
Granted to KentGrove Capital	$0.015	12,500,000
Granted to employees during the year	$0.010	16,000,000
Lapsed during the year	$0.020	(19,236,111)
Forfeited during the year	$0.001	(6,000,000)
Lapse of unlisted options attached to convertible notes	$0.015	(20,366,667)
As at 30 June	$0.015	38,000,000

Note:

On August 8, 2018, the Company announced that it issued the following securities to Kentgrove Capital Pty Ltd:

•	8,833,100 Shares in lieu of payment of the Establishment Fee (Establishment Shares);
•	12,500,000 Options exercisable at $0.0153 each and expiring 3 years after issue (Establishment Options); and
•	100,000,000 Shares as security for the Company's obligations under the Kentgrove Facility (Collateral Shares).

Fair value of options granted

The options granted to Kentgrove Capital Pty Ltd were valued based on the following:

2019
Grant Date	08 Aug 2018
Options issued	12,500,000
Dividend yield	—
Historic volatility and expected volatility	80%
Option exercise price	$0.0153
Weighted average exercise price	$0.0153
Risk-free interest rate	2.02%
Expected life of an option	3 years
Model used	Black-Scholes
Fair value of options at grant date	$0.0040

As at June 30, 2019, the following options over Ordinary Shares in the Company were outstanding.

		Weighted ave.		Weighted ave.
	2019	exercise price	2018	exercise price
Unlisted employee options (refer below)	25,500,000	$0.015	34,736,111	$0.017
Unlisted options attached to convertible notes	—	—	20,366,667	$0.015
Unlisted options granted to KentGrove Capital	12,500,000	$0.015	—	—
	38,000,000	$0.015	55,102,778	$0.016

On November 30, 2001, the Directors of the Company established a Staff Share Plan.  On November 19, 2008, the shareholders of the Company approved the introduction of a new Employee Option Plan.  Under the terms of the respective Plans, the Directors of the Company may grant options over Ordinary Shares in Genetic Technologies Limited to executives, consultants and employees of the Company. The options, which are granted at nil cost, are not transferable and are not quoted on the ASX.  As at June 30, 2019, there was 1 executive and 12 employees who held options that had been granted under the Plans.  Options granted under the Plans carry no rights to dividends and no voting rights.

The movements in the number of options granted under the Plans are as follows:

		Weighted ave.		Weighted ave.
	2019	exercise price	2018	exercise price
Unlisted employee options
Balance at the beginning of the financial year	34,736,111	$0.017	54,736,111	$0.016
Add: options granted during the year	16,000,000	$0.010	—	—
Less: options lapsed during the year	(19,236,111)	$0.020	—	—
Less: options forfeited during the year	(6,000,000)	$0.010	(20,000,000)	$0.014
Balance at the end of the financial year	25,500,000	$0.015	34,736,111	$0.017

There were no options exercised under the Employee Option Plan during the year ended June 30,  2019 (2018: Nil).

The numbers of options outstanding as at June 30, 2019 by ASX code, including the respective dates of expiry and exercise prices, are tabled below (refer Note 23 for further information).  The options tabled below are not listed on ASX.

		Weighted ave.		Weighted ave.
Option description	2019	exercise price	2018	exercise price
Unlisted employee options
Options to Kentgrove (expiring August 8, 2021)	12,500,000	$0.015	—	—
GTGAD (expiring September 14, 2020)	—	—	—	—
GTGAD (expiring November 24, 2020)	—	—	19,236,111	$0.020
GTGAD (expiring March 31, 2021)	5,000,000	$0.020	5,000,000	$0.020
GTGAD (expiring February 16, 2022)	5,500,000	$0.010	10,500,000	$0.010
ESOP options (expiring December 11, 2021)	15,000,000	$0.010	—	—
Balance at the end of financial year	38,000,000	$0.015	34,736,111	$0.017

Unlisted options attached to convertible notes
GTGAC (expiring December 2, 2018)	—	—	20,366,667	$0.015
Balance at the end of the financial year	38,000,000	$0.015	55,102,778	$0.016
Exercisable at the end of the financial year	38,000,000	$0.015	48,102,778	$0.017

The weighted average remaining contractual life of options outstanding as at June 30, 2019 was 2.16 years (2018:1.94 years).